Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other General Administrative Expense
Schedule of detail of other general administrative expenses
The detail of Other general administrative expenses is as follows:

EUR million
	2021	2020	2019
Technology and systems	2,182	2,119	2,161
Property, fixtures and supplies (note 2.k)	789	827	975
Technical reports	689	672	677
Taxes other than income tax	558	537	522
Advertising	510	523	685
Communications	401	473	518
Surveillance and cash courier services	306	325	416
Insurance premiums	109	88	86
Per diems and travel expenses	69	73	226
Other administrative expenses	1,830	1,900	1,872
	7,443	7,537	8,138

Schedule of technical reports includes the fees paid by various Group companies
Technical reports includes the fees paid by the various Group companies (detailed in the accompanying appendices) for the services provided by their respective auditors, the detail being as follows:

EUR million
	2021	2020	2019
Audit fees	103.7	99.4	102.4
Audit-related fees	6.0	6	7.8
Tax fees	0.7	0.8	0.7
All other fees	2.4	1.2	2.3
Total	112.8	107.4	113.2

Schedule of number of offices	The number of offices at 31 December 2021, 2020 and 2019 is as follows:

Number of branches
	Group
	2021	2020	2019
Spain	1,998	2,989	3,286
Group	7,881	8,247	8,666
	9,879	11,236	11,952